PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

PUBLICLY LISTED COMPANIES - 8.6%
CLOSED-END FUNDS - 2.8%	Shares	Value
Ares Capital Corporation	100,956	$ 2,103,923
Golub Capital BDC, Inc.	46,471	730,059
Hercules Capital, Inc.	37,745	771,885
Main Street Capital Corporation	19,846	1,002,025
MidCap Financial Investment Corporation	29,449	445,858
Prospect Capital Corporation	146,441	809,819
TOTAL CLOSED-END FUNDS (Cost $5,159,360)		$ 5,863,569

COMMON STOCKS - 5.8%	Shares	Value
FINANCIALS - 5.8%
ASSET MANAGEMENT - 5.8%
Apollo Global Management, Inc.	18,853	$ 2,225,973
Ares Management Corporation - Class A	15,202	2,026,123
Blackstone, Inc.	16,182	2,003,332
Carlyle Group, Inc. (The)	45,697	1,834,735
FS KKR Capital Corporation	85,459	1,686,106
KKR & Company, Inc.	19,878	2,091,960
TOTAL COMMON STOCKS (Cost $7,915,684)		$ 11,868,229
TOTAL PUBLICLY LISTED COMPANIES (Cost $13,075,044)		$ 17,731,798

PRIVATE EQUITY INVESTMENTS - 79.9%	Shares	Value
PORTFOLIO COMPANIES - 67.9%
Accessibe Coinvest Aggregator, L.P. (a)(b)(c)	57,991	$ 5,000,000
BlueVoyant, Inc. (a)(b)(c)	3,404,834	6,700,000
Circuit Clinical Solutions Preferred Series C Stock (a)(b)(c)	112,300	6,000,000
FS NU Investors, L.P. - Class A (a)(b)(c)	47,500	4,750,000
Greenbriar Coinvestment WPS, L.P. (b)(c)(d)(e)	–	3,751,274
Hg Vibranium Co-Invest, L.P. (b)(c)(d)(e)	–	9,009,851
JMI Time Aggregator, L.P. (b)(c)(d)(e)	–	6,473,445
KOLN Co-Invest Blocked, L.P. - Class A (a)(b)(c)	5,000	5,000,000
Onex ISO Co-Invest, L.P. (b)(c)(d)(e)	–	5,414,540
Partners Group Client Access 43, L.P. Inc. (b)(c)(d)(e)	–	7,632,537

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

PRIVATE EQUITY INVESTMENTS - 79.9% (Continued)	Shares	Value
PORTFOLIO COMPANIES - 67.9% (Continued)
Partners Group Client Access 45, L.P. Inc. (b)(c)(d)(e)	–	$ 5,387,608
Project Aftermath (b)(c)(d)(e)(f)	–	12,381,999
Project Arete (a)(b)(c)(e)(f)	–	4,353,415
Project Backyard (a)(b)(c)	50,000	6,000,000
Project Maple (a)(b)(c)(f)	8,000,000	8,000,000
Project Warrior (b)(c)(d)(e)(f)	–	9,047,509
RCP MB Investments A, L.P. (b)(c)(d)(e)	–	8,807,726
REP Patriot Coinvest IV-A, L.P. (a)(b)(c)	2,550,000	2,550,000
SKCP VI Artemis Co-Invest, L.P. (b)(d)(e)	–	14,721,817
VEPF VIII Co-Invest 3-A, L.P. (b)(c)(d)(e)	–	8,346,464
		139,328,185
PORTFOLIO FUNDS - 12.0%
Apax XI USD L.P. (b)(c)(d)(e)	–	103,562
Arsenal Capital Partners Growth, L.P. (b)(c)(d)(e)	–	537,022
Arsenal Capital Partners VI, L.P. (b)(c)(d)(e)	–	2,552,863
Cordillera Investment Fund III-B, L.P. (b)(c)(d)(e)	–	896,252
Hg Saturn 3 A, L.P. (b)(c)(d)(e)	–	1,960,857
ICG LP Secondaries Fund I, L.P. (b)(c)(d)(e)	–	1,339,494
ICG Ludgate Hill IIA Boston L.P. (b)(c)(d)(e)(f)	–	4,659,856
Onex Structured Credit Opportunities Partners I, L.P. (b)(c)(d)(e)	–	3,432,392
Partners Group Secondary 2020 (USD) A, L.P. (b)(c)(d)(e)(f)	–	3,363,760
Saturn Five Frontier I, LLC - Class A (b)(c)(d)	4,333,840	5,731,909
		24,577,967

TOTAL PRIVATE EQUITY INVESTMENTS (Cost $137,182,780)		$ 163,906,152

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 10.5%	Par Value	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 5.19% (g) (Cost $21,439,373)	$ 21,439,373	$ 21,439,373

TOTAL INVESTMENTS AT VALUE - 99.0% (Cost $171,697,197)		$ 203,077,323

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		2,067,084

NET ASSETS - 100.0%		$ 205,144,407

(a)	Level 3 securities fair valued using significant unobservable inputs.
(b)	Restricted investments as to resale.
(c)	Non-income producing security.
(d)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(e)	Investment does not issue shares.
(f)	Affiliated investment for which ownership is 5% or more of the investment's capital.
(g)	The rate shown is the 7-day effective yield as of June 30, 2024.

L.P.	-	Limited Partnerships.

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

Additional information on each restricted investment held by the Fund on June 30, 2024 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
Accessibe Coinvest Aggregator, L.P.	5/10/2024	$ 5,000,000	$ 5,000,000	2.4%
BlueVoyant, Inc.	12/23/2021	8,000,000	6,700,000	3.3%
Circuit Clincial Solutions Preferred Series C Stock	1/13/2022	6,000,000	6,000,000	2.9%
FS NU Investors, L.P. - Class A	8/11/2022	4,828,057	4,750,000	2.3%
Greenbriar Coinvestment WPS, L.P.	2/13/2023	3,829,459	3,751,274	1.8%
Hg Vibranium Co-Invest L.P.	6/29/2022	7,133,673	9,009,851	4.4%
JMI Time Aggregator, L.P.	12/5/2022	5,033,207	6,473,445	3.2%
KOLN Co-Invest Blocked, L.P. - Class A	3/29/2023	5,040,615	5,000,000	2.5%
Onex ISO Co-Invest, L.P.	10/29/2021	5,000,000	5,414,540	2.7%
Partners Group Client Access 43, L.P. Inc.	11/16/2022	6,186,259	7,632,537	3.7%
Partners Group Client Access 45, L.P. Inc.	4/21/2023	5,636,050	5,387,608	2.6%
Project Aftermath	1/23/2024	12,625,160	12,381,999	6.0%
Project Arete	5/3/2024	4,389,452	4,353,415	2.1%
Project Backyard	5/1/2023	5,030,923	6,000,000	2.9%
Project Maple	5/28/2024	8,028,551	8,000,000	3.9%
Project Warrior	8/18/2023	7,097,209	9,047,509	4.4%
RCP MB Investments A, L.P.	7/11/2022	8,233,813	8,807,726	4.3%
REP Patriot Coinvest IV-A, L.P.	1/27/2023	2,601,457	2,550,000	1.2%
SKCP VI Artemis Co-Invest, L.P.	3/24/2023	103,835	14,721,817	7.2%
VEPF VIII Co-Invest 3-A, L.P.	9/25/2023	7,463,807	8,346,464	4.1%

Portfolio Funds
Apax XI USD L.P.	1/5/2024	111,592	103,562	0.1%
Arsenal Capital Partners Growth, L.P.	2/28/2022	807,245	537,022	0.3%
Arsenal Capital Partners VI, L.P.	5/23/2022	3,110,546	2,552,863	1.2%
Cordillera Investment Fund III-B, L.P.	5/3/2022	812,049	896,252	0.4%
Hg Saturn 3 A, L.P.	7/5/2022	1,947,320	1,960,857	1.0%
ICG L.P. Secondaries Fund I, L.P.	5/13/2022	693,244	1,339,494	0.6%
ICG Ludgate Hill IIA Boston, L.P.	12/22/2021	3,009,213	4,659,856	2.3%
Onex Structured Credit Opportunities Partners I, L.P.	11/1/2021	2,566,902	3,432,392	1.7%

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Funds (continued)
Partners Group Secondary 2020 (USD) A, L.P.	5/23/2022	2,529,302	3,363,760	1.6%
Saturn Five Frontier I, LLC - Class A	12/15/2021	4,333,840	5,731,909	2.8%
Total		$ 137,182,780	$ 163,906,152	79.9%